SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Summary of Operating Results by Segment
Amounts in the table below represent the figures of the continuing operations in the different reportable segments.

		Airport Security
		and Other
	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2019:
Revenue	$-	$152,622	$11,870	$164,492
Depreciation and amortization	21	665	142	828
Net profit (loss)	(2,841)	(1,609)	3,793	(657)
Total assets	$348	$70,890	$11,214	$82,452

Six months ended June 30, 2018:
Revenue	$-	$161,839	$6,973	$168,812
Depreciation and amortization	24	888	19	931
Net profit (loss)	(3,097)	(638)	2,204	(1,531)
Total assets	$4,035	$63,522	$3,567	$71,124

Schedule of Revenues by Geographic Area
The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Six months ended June 30,
	2019	2018
Germany	$67,501	$68,656
Netherlands	49,007	59,257
United States of America	35,787	33,129
Other	12,197	7,770
Total	$164,492	$168,812

Schedule of Property and Equipment by Geographic Area
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2019	2018
Netherlands	$1,159	$1,738
Germany	502	268
United States of America	509	726
Other	2,484	334
Total	$4,654	$3,066